SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Directors Responsibilities

Directors Responsibilities

The Directors are responsible for preparing these consolidated financial statements for the Company and its subsidiary as of December 31, 2020 and 2019 and for the two years then ended, in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Directors are responsible for keeping proper accounting records that disclose with reasonable accuracy at any time the financial position of the Company, and for identifying and ensuring that the Company complies with the law and regulations applicable to their activities. They are also responsible for safeguarding the assets of the Company and hence for taking reasonable steps for the prevention and detection of fraud and other irregularities.

The Directors confirm that suitable accounting policies have been used and applied consistently for the years presented. They also confirm that reasonable and prudent judgments and estimates have been made in preparing the consolidated financial statements and that applicable accounting standards have been followed.

Basis of Presentation

Basis of Presentation

These consolidated financial statements do not constitute the Company’s statutory accounts for 2020. Statutory accounts prepared in accordance with FRS 102 “The Financial Reporting Standard applicable in the UK and Republic of Ireland” for the year ended December 31, 2019, which were presented in British Pounds Sterling, have been reported on by the Independent Auditors in the United Kingdom. The Independent Auditors’ Report on the Annual Report and Financial Statements for the year ended December 31, 2019 was unqualified and did not contain a statement under s498(2) or s498(3) of the United Kingdom Companies Act 2006. The Independent Auditors’ Report on the Annual Report and Financial Statements for the year ended December 31, 2019 did not draw attention to any matters by way of emphasis. The statutory financial statements of the Company for the year ended December 31, 2020 have not yet been prepared.

Statutory accounts for the year ended December 31, 2019 have been filed with the Registrar of Companies in the United Kingdom.

The Directors have prepared these non-statutory financial statements for the years ended December 31, 2020 and 2019 for inclusion in a Form 8‑K to be submitted by SmartKem, Inc.(previously Parasol Investments Corporation) to the United States Securities and Exchange Commission (“SEC”) (See Note 16: Subsequent Events).

Basis for Preparation

Basis for Preparation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and reflect the operations of the Company. Any reference in these notes to applicable guidance is meant to refer to U.S. GAAP as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Update (“ASU”) of the Financial Accounting Standards Board (“FASB”).

Basis of Consolidation

Basis of Consolidation

The consolidated financial statements include the accounts of SmartKem Limited and its wholly-owned subsidiary, SmartKem Inc. The Company does not have any nonconsolidated subsidiaries. All intercompany balances and transactions have been eliminated on consolidation, including unrealized gains and losses on transactions between the companies.

Comprehensive loss	Comprehensive loss Comprehensive loss of all periods presented is comprised primarily of net loss and foreign currency translation adjustments.
Management's Use of Estimates

Management’s Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, including disclosure of contingent assets and liabilities, at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. The most significant estimates in the Company’s financial statements relates to the valuation of common share, fair value of share options, fair value of embedded conversion features in the convertible notes, and the valuation allowance of deferred tax assets. These estimates and assumptions are based on current facts, historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the recording of expenses that are not readily apparent from other sources. Due to the uncertainty of factors surrounding the estimates or judgments used in the preparation of the financial statements, actual results may materially vary from these estimates.

Certain Risk and Uncertainties

Certain Risk and Uncertainties

The Company’s activities are subject to significant risks and uncertainties including the risk of failure to secure additional funding to properly execute the Company’s business plan. The Company is subject to risks that are common to companies in the growth stage, including, but not limited to, development by the Company or its competitors of new technological innovations, dependence on key personnel, reliance on third party manufacturers, protection of proprietary technology, and compliance with regulatory requirements.

The Company has access under a framework agreement to equipment, which is used in the manufacturing of demonstrator products employing the Company’s inks. If the Company lost access to this fabrication facility, it would materially and adversely affect the Company’s ability to manufacture prototypes and demonstration products for potential customers. The loss of this access could significantly impede the Company’s ability to engage in product development and process improvement activities. Alternative providers of similar services exist, but would take effort and time to bring into the Company’s operations.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments purchased with original maturities of 90 days or less at acquisition to be cash equivalents. As of, and for the years ended, December 31, 2020 and 2019, the Company does not have any cash equivalents.

Accounts Receivable

Accounts Receivable

Accounts receivable are stated at the amount the Company expects to collect and do not bear interest. The Company considers the following factors when determining the collectability of specific customer accounts: customer credit-worthiness, past transaction history with the customer, current economic industry trends, and changes in customer payment terms. These receivables have historically been paid timely. Due to the nature of the accounts receivable balance, the Company believes there is no significant risk of non-collection. If the financial condition of the Company’s customers were to deteriorate, adversely affecting their ability to make payments, allowances for doubtful accounts would be required. There was no allowance for doubtful accounts recorded as of December 31, 2020 and 2019, respectively.

Concentrations of Credit Risk

Concentrations of Credit Risk

Financial instruments that potentially subject the Company to significant concentration of credit risk consist primarily of cash and cash equivalents and accounts receivable. Periodically, the Company maintains deposits in financial institutions in excess of government insured limits. Management believes that the Company is not exposed to significant credit risk as the Company’s deposits are held at financial institutions that management believes to be of high credit quality and the Company has not experienced any losses in these deposits.

Property, Plant and Equipment

Property, Plant and Equipment

Property and equipment is stated at cost, less accumulated depreciation. Maintenance and repairs are expensed when incurred. Additions and improvements that extend the economic useful life of the asset are capitalized and depreciated over the remaining useful lives of the assets. The cost and accumulated depreciation of assets sold or retired are removed from the respective accounts, and any resulting gain or loss is reflected in current earnings. Depreciation and amortization are provided using the accelerated declining balance method in amounts considered to be sufficient to amortize the cost of the assets to operations over their estimated useful lives. Property, plant and equipment is depreciated at 25 percent of net book value on an annual basis, resulting in an estimated useful life of approximately 15 years.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

Management continually evaluates whether events or changes in circumstances might indicate that the remaining estimated useful life of long-lived assets may warrant revision, or that the remaining balance may not be recoverable. When factors indicate that long-lived assets should be evaluated for possible impairment, the Company uses an estimate of the related undiscounted cash flows in measuring whether the long-lived asset should be written down to fair value. Measurement of the amount of impairment would be based on generally accepted valuation methodologies, as deemed appropriate. If the carrying amount is greater than the undiscounted cash flows, the carrying amount of the asset is reduced to the asset’s fair value. An impairment loss is recognized immediately as an operating expense in the consolidated statement of operations. Reversal of previously recorded impairment losses are prohibited. As of December 31, 2020 and 2019, Company’s management believed that no revision to the remaining useful lives or impairment of the Company’s long-lived assets was required.

Derivative Asset for Embedded Conversion Features

Derivative Asset for Embedded Conversion Features

The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks.

The Company evaluates convertible notes to determine if those contracts or embedded components of those contracts qualify as derivatives to be accounted for separately. In circumstances where the embedded conversion option in a convertible instrument is required to be bifurcated and there are also other embedded derivative instruments in the convertible instrument that are required to be bifurcated, the bifurcated derivative instruments are accounted for as a single, compound derivative instrument. The result of this accounting treatment is that the fair value of the embedded derivative is recorded as a liability and marked-to-market each balance sheet date, with the change in fair value recorded in the statements of operations as other income or expense. Upon conversion or exercise of a derivative instrument, the instrument is marked to fair value at the conversion date and then that fair value is reclassified to equity.

The fair value of the embedded conversion features are estimated using a Monte Carlo simulation model, in which possible outcomes and their values are simulated repeatedly and randomly. Under the Monte Carlo method the Company estimated the fair value of the convertible notes conversion feature at the time of issuance and subsequent remeasurement dates, utilizing the with-and without method, where the value of the derivative feature is the difference in values between a note simulated with the embedded conversion feature and the value of the same note simulated without the embedded conversion feature. Estimating fair values of embedded conversion features requires the development of significant and subjective estimates that may, and are likely to, change over the duration of the instrument with related changes in internal and external market factors.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

ASC 820, Fair Value Measurements, provides guidance on the development and disclosure of fair value measurements. Under this accounting guidance, fair value is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

The accounting guidance classifies fair value measurements in one of the following three categories for disclosure purposes:

Level 1: Quoted prices in active markets for identical assets or liabilities.

Level 2: Inputs other than Level 1 prices for similar assets or liabilities that are directly or indirectly observable in the marketplace.

Level 3: Unobservable inputs which are supported by little or no market activity and values determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant judgment or estimation.

Fair value measurements discussed herein are based upon certain market assumptions and pertinent information available to management as of and during the years ended December 31, 2020 and 2019. The carrying value of the Company’s cash, accounts receivable, other receivables, prepaid expenses and other current assets, accounts payable and accrued expenses approximate fair value because of the short-term maturity of these financial instruments. The carrying value of derivative asset is displayed at fair value. See Note 8 for additional information regarding fair value measurements.

Convertible Notes

Convertible Notes

The Company accounts for its convertible notes in accordance with ASC 470‑20, Debt with Conversion and Other Options (“ASC 470‑20”), which requires the liability and equity components of convertible debt instruments to be separately accounted for in a manner that reflects the issuer’s nonconvertible debt borrowing rate.

Debt discount created by the bifurcation of embedded feature in the convertible notes are reflected as a reduction to the related debt liability. The discount is amortized to interest expense over the term of the debt using the effective-interest method.

Leases

Leases

In February 2016, the FASB established Topic 842, Leases, by issuing ASU No. 2016‑02 (“ASU 2016‑02”), which requires lessees to recognize leases on the consolidated balance sheets and disclose key information about leasing arrangements. The new standard establishes a right-of-use model (“ROU”) that requires a lessee to recognize a ROU asset and lease liability on the consolidated balance sheets for all leases with a term longer than 12 months. Leases are classified as finance or operating, with classification affecting the pattern and classification of expense recognition in the income statement.

The Company adopted ASU 2016‑02 effective January 1, 2019 using the modified retrospective transition method. In addition, the Company elected the transition package of three practical expedients permitted within the standard, among other practical expedients which allowed the Company to carry forward prior conclusions about lease identification and classification.

Adoption of the new standard resulted in the consolidated balance sheets recognition of additional assets of approximately $111,547 and lease liabilities of approximately $111,547 as of January 1, 2019.

Revenue

Revenue

In May 2014, the FASB issued ASU 2014‑09, Revenue from Contracts with Customers (Topic 606). The ASU and all subsequently issued clarifying ASUs replaced most existing revenue recognition guidance in GAAP. The ASU also required expanded disclosures relating to the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. The Company early adopted the new standard effective January 1, 2019, the first day of the Company’s fiscal year using the modified retrospective approach.

The Company applies the provisions of ASC 606, and all related appropriate guidance. The Company recognizes revenue under the core principle to depict the transfer of control to the Company’s customers in an amount reflecting the consideration the Company expects to be entitled to. In order to achieve that core principle, the Company applies the following five step approach: (1) identify the contract with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contact and (5) recognize revenue when a performance obligation is satisfied.

The Company’s current contracts with customers do not contain significant estimates or judgments. All of the Company’s revenue contains a single performance obligation that is recognized upon fulfilment of the sales order.

The Company derives its revenues primarily from sales of demonstrator units to customers evaluating organic semiconductor technology. The transaction price is stated in each customer agreement and is allocated to a single performance obligation. Revenue is recognized upon shipment of each retractor, at a point in time. The Company does not have any significant financing components as payment is received at or shortly after the point of sale. Costs incurred to obtain a contract will be expenses as incurred when the amortization period is less than a year.

Research and Development Expenses

Research and Development Expenses

The Company expenses research and development costs as incurred. Research and development costs include salaries, employee benefit costs, direct project costs, supplies and other related costs. Advance payments for goods and services that will be used in future research and development activities are expensed when the activity has been performed or when the goods have been received.

Patent and Licensing Costs

Patent and Licensing Costs

Patent and licensing costs are expensed as incurred because their realization is uncertain. These costs are classified as research and development expenses in the accompanying consolidated statement of operations and comprehensive loss.

Other Operating Income

Other Operating Income

The Company’s other operating income is related to government grant incentives received for qualifying research and development projects, and research and development tax credits related to the United Kingdom’s Research and Development Expenditure Credit scheme, which is a government tax incentive designed to reward innovative companies for investing in research and development. Such incentives are recorded as other income when it is probable the amounts are collectible and can be reasonably estimated.

During the years ended December 31, 2020 and 2019, the Company recorded grant income and research & development tax credits of $1,436,855 and $759,403, respectively, which are displayed as other operating income on the consolidated statements of operations. As of December 31, 2020 and 2019 the Company had receivables related to research & development tax credits for payments not yet received of $981,568 and $1,520,837, respectively.

Ordinary Shares Valuation

Ordinary Shares Valuation

Due to the absence of an active market for the Company’s ordinary shares, the Company utilized methodologies in accordance with the framework of the American Institute of Certified Public Accountants Technical Practice Aid, Valuation of Privately-Held Company Equity Securities Issued as Compensation, to estimate the fair value of its ordinary shares. In determining the exercise prices for options to be issued, the estimated fair value of the Company’s ordinary shares on each grant date was estimated based upon a variety of factors, including:

•	The issuance prices of ordinary shares
•	The rights and preferences of preferred shareholders
•	The progress of the Company’s research and development programs
•	The Company’s stage of development and business strategy.
•	External market conditions affecting the technology industry and trends within the technology industry
•	The Company’s financial position, including cash on hand
•	The Company’s historical and forecasted performance and operating results
•	The lack of active public market for the Company’s ordinary shares
•	The likelihood of achieving a liquidity event, such as a securities offering, initial public offering or a sale of the Company’s shares

Significant changes to the key assumptions underlying the factors used could result in different fair values of ordinary shares at each valuation date.

Ordinary shares are classified in shareholders’ equity and represent issued share capital.

Share-based compensation

Share-based compensation

All share-based payments, including grants of stock options, are measured based on the fair value of the share-based awards at the grant date and recognized over their respective vesting periods. Outstanding options generally expire 10 years after the grant date. Options are subject to vesting and become exercisable when there is a liquidity event, such as a change in control or sale or admission (listing as a public company or initial public offering (“IPO”)), and the employee, or consultant, must be providing services to the Company at the time of the event. No share based compensation has been recognized as the performance conditions have not yet been met.

The estimated fair value of stock options at the grant date is determined using the Black-Scholes-Merton pricing model. The Black-Scholes-Merton option pricing model requires inputs such as the fair value of common stock on date of grant, expected term, expected volatility, dividend yield, and risk-free interest rate. The assumptions used in calculating the fair value of stock-based awards represent management’s best estimates and involve inherent uncertainties and the application of management’s judgment. As a result, if factors change and management uses different assumptions, stock-based compensation expense could be materially different for future awards. The company records forfeitures when they occur.

Functional Currency and Operations

Functional Currency and Operations

The Company’s functional currency is the British Pound Sterling (“GBP”), and the consolidated financial statements are presented in United States dollars (“USD”).

The Company’s functional currency is the respective local currency of the primary economic environment in which an entity’s operations are conducted. The functional currency of the Company’s subsidiary is generally the same as their local currency. The Company’s foreign subsidiary has not recorded any transactions and therefore, no foreign translation has occurred. The Company translates the financial statements into the presentation currency using exchanges rates in effect on the balance sheet date for assets and liabilities and average exchanges rates for the period for statement of operations accounts, with the difference recognized in accumulated other comprehensive income (loss). The following exchange rates were used to translate the financial statements of the Company and its foreign subsidiary into USD:

	December 31,
	2020	2019
Great Britain pound Sterling	$1.37	$1.32

	For the Years Ended December 31,
	2020	2019
Great Britain pound Sterling	$1.28	$1.28

The Company recorded foreign currency translation net losses of $284,213 and $165,837 as a component of other comprehensive income during the fiscal years ended December 31, 2020 and 2019, respectively

Income Taxes

Income Taxes

Income taxes are recorded in accordance with ASC 740, Income Taxes (“ASC 740”), which provides for deferred taxes using an asset and liability approach. The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Deferred tax assets and liabilities are determined based on the difference between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Valuation allowances are provided, if based upon the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

The Company accounts for uncertain tax positions in accordance with the provisions of ASC 740. When uncertain tax positions exist, the Company recognizes the tax benefit of tax positions to the extent that the benefit would more likely than not be realized assuming examination by the taxing authority. The determination as to whether the tax benefit will more likely than not be realized is based upon the technical merits of the tax position as well as consideration of the available facts and circumstances. The Company recognizes any interest and penalties accrued related to unrecognized tax benefits as income tax expense.

Contingent Liabilities

Contingent Liabilities

A provision for contingent liabilities is recorded when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. With respect to legal matters, provisions are reviewed and adjusted to reflect the impact of negotiations, estimated settlements, legal rulings, advice of legal counsel and other information and events pertaining to a particular matter. The Company is a party to certain litigation and disputes arising in the normal course of business. As of December 31, 2020, the Company does not expect that such matters will have a material adverse effect on the Company’s business, financial position, results of operations, or cash flows.

Offering Costs

Offering Costs

Direct and incremental legal and accounting costs associated with the Company’s proposed securities offering are deferred and classified as a component of other assets in the consolidated balance sheet. Such costs will be offset against the proceeds received in the offering. If the proposed initial public offering is no longer probable of occurring, the deferred costs will be expensed at that time. The deferred offering costs incurred during the period ended December 31, 2020 were immaterial and no offering costs were capitalized.

Segment Information

Segment Information

The Company has determined that it operates and reports in one segment, which focuses on the development of materials and processes used to make organic thin-film transistors (OTFTs) for the manufacture of flexible electronic. The Company’s operating segment is reported in a manner consistent with the internal reporting provided to the chief operating decision maker (“CODM”). The Company’s CODM has been identified as its Chairman and Chief Executive Officer.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In June 2016, the FASB issued ASU No. 2016‑13, Financial Instruments: Credit Losses (Topic 326), which requires measurement and recognition of expected losses for financial assets held. The new standard changes the impairment model for most financial instruments, including trade receivables, from an incurred loss method to a new-forward looking approach, based on expected losses. The estimate of expected credit losses will require organizations to incorporate considerations of historical information, current conditions and reasonable and supportable forecasts. The standards update is effective prospectively for annual and interim periods in fiscal years beginning after December 15, 2019, with early adoption permitted, for U.S. Securities Exchange filer, excluding entities eligible to be smaller reporting companies. The standards update is effective prospectively for annual and interim periods beginning after December 15, 2022. Management is currently evaluating the impact of these changes on the Financial Statements.

In August 2018, the FASB issued ASU 2018‑13, Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (Topic 820). ASU 2018‑13 adds, modifies, and removes certain fair value measurement disclosure requirements. ASU 2018‑13 is effective for annual and interim periods beginning after December 15, 2019. Early adoption is permitted. The following are the changes that will have an immediate disclosure impact for the Company upon adoption of the guidance for fair value measurement: (i) disclosure of the valuation processes for Level 3 fair value measurements is no longer required, (ii) changes in unrealized gains and losses for the reporting period included in other comprehensive income (loss) for recurring Level 3 fair value measurements held at the end of the reporting period is a new disclosure requirement, and (iii) the range and weighted average (or reasonable and rational method) of significant unobservable inputs used to develop Level 3 fair value measurement is a new disclosure requirement. Other than updating the applicable disclosures, the adoption of this guidance will not have an impact on the Company’s Financial Statements.

In December 2019, the FASB issued ASU No. 2019‑12, Income Taxes (Topic 740) which is intended to simplify the accounting for income taxes by eliminating certain exceptions and simplifying certain requirements under Topic 740. Updates are related to intraperiod tax allocation, deferred tax liabilities for equity method investments interim period tax calculations, tax laws or rate changes in interim periods, and income taxes related to employee share ownership plans. The guidance for ASU No. 2019‑12 becomes effective on January 1, 2021. Management is currently evaluating the impact of these changes on the Financial Statements.